UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Egerton Capital Limited

Address:   2 George Yard
           Lombard Street
           London, England EC3V 9DH

13F File Number: 028-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      John Armitage
Title:     Managing Director, Egerton Capital Limited
Phone:     011442074109090


Signature, Place and Date of Signing:

/s/ John Armitage               London, England             November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          9

Form 13F Information Table Value Total:   $ 1,056,342
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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

                                                                                                 FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2        COLUMN 3     COLUMN 4          COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8

                               TITLE OF                      VALUE      SHRS OR   SH/ PUT/   INVSMT    OTHR      VOTING AUTHORITY
NAME OF ISSUER                 CLASS            CUSIP        (x1000)    PRN AMT   PRN CALL   DSCRTN    MGRS   SOLE    SHARED    NONE

AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    185,753    4,006,743 SH          SOLE     NONE          4,006,743
CSX CORP                       COM              126408103     78,291    1,434,682 SH          SOLE     NONE          1,434,682
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108     26,598      798,497 SH          SOLE     NONE            798,497
MASTERCARD INC                 CL A             57636Q104    125,805      709,440 SH          SOLE     NONE            709,440
NDS GROUP PLC                  SPONSORED ADR    628891103     81,415    1,456,708 SH          SOLE     NONE          1,456,708
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109    130,055    6,406,640 SH          SOLE     NONE          6,406,640
SCHLUMBERGER LTD               COM              806857108    122,732    1,571,672 SH          SOLE     NONE          1,571,672
UNION PAC CORP                 COM              907818108    272,542    3,829,983 SH          SOLE     NONE          3,829,983
VISA INC                       COM CL A         92826C839     33,151      540,000 SH          SOLE     NONE            540,000

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